1. GENERAL ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
NOTE 1. GENERAL ORGANIZATION AND BUSINESS

Lion Biotechnologies, Inc. (the “Company,” “we,” “us” or “our”) was originally incorporated under the laws of the state of Nevada on September 17, 2007. The Company is considered a development stage company, and has had no revenues from operations to date.

The Company’s initial operations included organization, capital formation, target market identification, new product development and marketing plans. The Company has become a biopharmaceutical company engaged in the development and commercialization of drugs and other therapies using autologous tumor infiltrating lymphocytes for the treatment of Stage IV metastatic melanoma and other cancers. Our lead product candidate is an adoptive cell therapy using autologous tumor infiltrating lymphocytes for the treatment of certain cancers.

On March 15, 2010, the Company (then named Freight Management Corp.) and Genesis Biopharma, Inc., a Nevada corporation and newly formed merger subsidiary wholly owned by the Company (“Merger Sub”), consummated a merger transaction (the “Merger”) whereby Merger Sub merged into the Company, with the Company as the surviving corporation. The Company and Merger Sub filed the Articles of Merger on March 15, 2010 with the Secretary of State of Nevada, along with the Agreement and Plan of Merger entered into by the two parties effective as of March 15, 2010 (the “Merger Agreement”). The Merger Agreement and the Articles of Merger provided for an amendment of the Company’s Articles of Incorporation, which changed the Company’s name to “Genesis Biopharma, Inc.” effective March 15, 2010.

On September 26, 2013, the Company changed its name to “Lion Biotechnologies, Inc.” and effected a 1-for-100 reverse stock split. Common stock share and per share information contained in these financial statements, including in these unaudited condensed financial statements, has been adjusted to reflected the foregoing stock split as if it occurred at the earliest period presented.

Basis of Presentation of Unaudited Condensed Financial Information

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, these condensed consolidated financial statements do not include all of the information and footnotes required for audited annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the condensed consolidated financial statements not misleading have been included. The condensed consolidated balance sheet at December 31, 2012 has been derived from the Company’s audited consolidated financial statements as of that date.

These unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2013 and 2012 should be read in conjunction with the audited consolidated financial statements and related notes thereto as of and for the year ended December 31, 2012 included elsewhere within in this prospectus. Operating results for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013.

Development Stage

We are currently in the development stage. As a development stage company that is currently engaged in the development of therapeutics to fight cancer, we have not yet generated any revenues from our biopharmaceutical business. We currently do not anticipate that we will generate any revenues during 2013 from the sale or licensing of any products. In addition, we have not generated any revenues from our prior business plans.

Liquidity

The accompanying condensed financial statements have been prepared assuming that the Company will continue as a going concern. The Company has not had any revenue and is in the development stage. As shown in the accompanying condensed financial statements, the Company has incurred a net loss of $13,884,847 for the nine months ended September 30, 2013 and has used $1,409,002 of cash in its operating activities during the nine months ended September 30, 2013. As of September 30, 2013, the Company has a stockholders’ deficiency of $44,569,042 and has a working capital deficiency of $3,370,403.

The Company’s ability to continue as a going concern is dependent upon its ability to develop additional sources of capital and to ultimately achieve sustainable revenues and profitable operations. As a result, the Company’s independent registered public accounting firm, in its report on the Company’s December 31, 2012 financial statements, has raised substantial doubt about the Company’s ability to continue as a going concern. The Company’s financial statements do not include any adjustments that might result from the outcome of these uncertainties. At September 30, 2013, the Company has not yet commenced any revenue-generating operations and is dependent on debt and equity funding to finance its operations.

As of September 30, 2013, we had $129,804 in cash or cash equivalents on hand, and had a working capital deficiency of $3,370,000. On November 5, 2013, in a private placement (the “Private Placement”), we issued and sold 3,145,300 shares of common stock, 17,000 shares of Series A Convertible Preferred Stock, and warrants to purchase 11,645,300 shares of common stock for an aggregate purchase price of $23,290,600 in cash. The net proceeds of the Private Placement are approximately $21,985,007. As a result of the foregoing financing, as of the date of these financial statements, we have sufficient capital to fund our anticipated operating expenses for at least the next twelve months.

Despite the amount of funds that we raised in the Private Placement, the estimated cost of completing the development of Contego our TIL-based therapy and other possible product candidates, and of obtaining all required regulatory approvals to market those product candidates, is substantially greater than the amount of funds we currently have available. We believe that our existing cash balances will be sufficient to fund our currently planned level of operations for at least the next twelve months. We will seek to obtain additional funds through various financing sources, including possible sales of our securities, and in the longer term through strategic alliances with other pharmaceutical or biopharmaceutical companies.

As of September 30, 2013, our long-term obligations consist of the $1,000,000 per year (in quarterly installments of $250,000) obligation to the NCI under the CRADA to support research activities thereunder, and the benchmark payments we are required to make to the NIH based on the development and commercial release of licensed products using the technology underlying the License Agreement. If we achieve all benchmarks for metastatic melanoma, our current primary focus, up to the product’s first commercial sale in the United States, the total amount of such benchmark payments will be $6,050,000 for the melanoma indication. Other than the two foregoing contractual obligations to the NCI and the NIH, we had no long-term debt obligations, no capital lease obligations, no material purchase obligations or other similar long-term liabilities. In addition, we have no financial guarantees, debt or lease agreements or other arrangements that could trigger a requirement for an early payment or that could change the value of our assets, and we do not engage in trading activities involving non-exchange traded contracts.

Inflation and changing prices have had no effect on our continuing operations over our two most recent fiscal years.

Lion Biotechnologies, Inc. (the “Company,” “we,” “us” or “our”) was originally incorporated under the laws of the state of Nevada on September 17, 2007. The Company is considered a development stage company, and has had no revenues from operations to date.  On December 31, 2012, the Company was known as Genesis Biopharma, Inc.  However, on September 26, 2013, we amended and restated our Articles of Incorporation to, among other things, change our name to Lion Biotechnologies, Inc.

On March 15, 2010, the Company (then named Freight Management Corp.) and Genesis Biopharma, Inc., a Nevada corporation and newly formed merger subsidiary wholly owned by the Company (“Merger Sub”), consummated a merger transaction (the “Merger”) whereby Merger Sub merged into the Company, with the Company as the surviving corporation.  The Company and Merger Sub filed the Articles of Merger on March 15, 2010 with the Secretary of State of Nevada, along with the Agreement and Plan of Merger entered into by the two parties effective as of March 15, 2010 (the “Merger Agreement”).  The Merger Agreement and the Articles of Merger provided for an amendment of the Company’s Articles of Incorporation, which changed the Company’s name to “Genesis Biopharma, Inc.” effective as of March 15, 2010.

The Company’s initial operations included organization, capital formation, target market identification, new product development and marketing plans. The Company has become a biopharmaceutical company engaged in the development and commercialization of drugs and other therapies using autologous tumor infiltrating lymphocytes for the treatment of Stage IV metastatic melanoma and other cancers.   Our lead product candidate is an adoptive cell therapy using autologous tumor infiltrating lymphocytes for the treatment of certain cancers.

On September 26, 2013, the Company effected a 1-for-100 reverse stock split.  Common stock share and per share information contained herein, including in these audited financial statements, has been adjusted to reflected the foregoing stock split as if it occurred at the earliest period presented.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Development Stage

We are currently in the development stage.  As a development stage company that is currently engaged in the development of therapeutics to fight cancer, we have not yet generated any revenues from our biopharmaceutical business since our inception in September 2007. We currently do not anticipate that we will generate any revenues during 2013 or in the foreseeable future from the sale or licensing of any products. In addition, we have not generated any revenues from our prior business plans.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has not had any revenue and is still considered to be in the development stage.  As shown in the accompanying financial statements, the Company has incurred net loss of $3,307,619 for the year ended December 31, 2012 and used $2,241,467 of cash in its operating activities during the year ended December 31, 2012.  As of December 31, 2012, the Company has a stockholders’ deficiency of $11,319,476 and has a working capital deficiency of $11,341,614.  In addition, as described in Notes 4, 5 and 6, the Company was obligated to pay an aggregate of $6,481,250 in note principal pursuant to convertible notes and promissory notes which were in default at December 31, 2012 and the corresponding $2,029,148 of interest and penalties. Subsequent to December 31, 2012, these notes plus $1,891,787 of accrued interest and penalties were converted into 8,373,037 shares of common stock (see Note 12 Subsequent Events).

Subsequent to December 31, 2012, the Company raised aggregate proceeds of approximately $1,240,000 through the sale of its common stock (see Note 4).  However, we do not believe such funds are sufficient to fund our anticipated on-going operating expenses, and we do not have any bank credit lines or other sources of capital. Accordingly, we will have to obtain additional debt or equity funding in the near future in order to continue our operations including without limitation the expenses it will incur in connection with the license and research and development agreements with the National Cancer Institute and National Institute of Health; costs associated with development, clinical testing and commercialization of Cōntego™; costs to design and implement an effective system of internal controls and disclosure controls and procedures; costs of maintaining our status as a public company.  We have not identified the sources for the additional financing that we will require, and we do not have commitments from any third parties to provide this financing.  No assurance can be given that we will have access to the capital markets in future, or that financing will be available to us on acceptable terms to satisfy either our short-term future loan repayment obligations or our subsequent on-going cash requirements that we need to implement our business strategies.  Our inability to access the capital markets or obtain acceptable financing could force us to terminate our business, abandon our plan to develop TIL-based adoptive cell therapy, and cease operations.

Because the Company is currently at an early stage, it will likely take a significant amount of time to develop any product or intellectual property capable of generating revenues. As such, the Company’s business is unlikely to generate any sustainable revenues in the next several years, and may never do so. Even if the Company is able to generate revenues in the future through licensing its technologies or through product sales, there can be no assurance that the Company will be able to generate a profit. These factors, coupled with our inability to meet our obligations from current operations, and the need to raise additional capital to accomplish our objectives, create a substantial doubt about our ability to continue as a going concern.